CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Revenues:
Development services and preproduction	$ 10,081	$ 19,237		$ 10,319
Sale of products	545	2,483		313
Total revenues	10,626	21,720		10,632
Cost of sales and services:
Development services and preproduction	4,166	7,326		2,966
Sale of products	332	1,517		94
Total cost of revenue and services	4,498	8,843		3,060
Gross profit	6,128	12,877		7,572
Research and development expenses, Net	16,842	17,944		16,637
Selling and marketing expenses	2,335	1,752		1,088
General and administrative expenses	9,249	3,735		2,612
Loss from operations	(22,298)	(10,554)		(12,765)
Finance Income	17			1,260
Finance Expenses	(9,919)	(4,399)		(1,862)
Derivatives revaluation	(37,377)	(199)		(301)
Other Income	5,474
Listing Expenses	(333,326)
Company's share in the loss of a company accounted by equity method, net	(360)	(1,898)		(3,895)
Loss before income taxes	(397,789)	(17,050)		(17,563)
Loss for the period	(397,789)	(17,050)		(17,563)
Other comprehensive income (loss) net of tax:
Exchange gain (loss) arising on translation of foreign operations	3,272	1,131		(790)
Total comprehensive loss for the period	$ (394,517)	$ (15,919)		$ (18,353)
Basic loss per share (in dollars)	$ (13.25)	$ (0.91)	[1]	$ (0.95)	[1]
Diluted loss per share (in dollars)	$ (13.25)	$ (0.91)	[1]	$ (0.95)	[1]
Basic weighted average common shares outstanding	30,031	18,732	[1]	18,365	[1]
Diluted weighted average common shares outstanding	30,031	18,732	[1]	18,365	[1]

[1]	Restated as a result of the SPAC transaction